Statements of comprehensive income - AUD ($) $ in Millions		12 Months Ended
		Sep. 30, 2019		Sep. 30, 2018	Sep. 30, 2017
Statements of comprehensive income
Net profit for the year	[1]	$ 6,790		$ 8,099	$ 7,997
Gains/(losses) recognised in equity on:
Available-for-sale securities			[1]	(102)	75
Debt securities measured at fair value through other comprehensive income (FVOCI)		(46)	[1]
Cash flow hedging instruments		(203)	[1]	(161)	(91)
Share of associates' other comprehensive income			[1]		3
Transferred to income statement
Available-for-sale securities			[1]	66	(3)
Debt securities measured at FVOCI		(29)	[1]
Cash flow hedging instruments		197	[1]	203	115
Foreign currency translation reserve		(10)	[1]	(3)
Share of associates' other comprehensive income			[1]		9
Exchange differences on translation of foreign operations (net of associated hedges)		182	[1]	181	(116)
Income tax on items taken to or transferred from equity:
Available-for-sale securities reserve			[1]	9	(18)
Debt securities measured at FVOCI		20	[1]
Cash flow hedge reserve		2	[1]	(13)	(6)
Items that will not be reclassified subsequently to profit or loss (net of tax)
Gains/(losses) on equity instruments measured at FVOCI		11	[1]
Own credit adjustment on financial liabilities designated at fair value		(10)	[1]	43	(164)
Remeasurement of defined benefit obligation recognised in equity		(276)	[1]	45	190
Other comprehensive income for the period (net of tax)		(162)	[1]	268	(6)
Total comprehensive income for the year		6,628	[1]	8,367	7,991
Attributable to:
Owners of Westpac Banking Corporation		6,620	[1]	8,363	7,984
Non-controlling interests		8	[1]	4	7
Total comprehensive income for the year		6,628	[1]	8,367	$ 7,991
Parent Entity
Statements of comprehensive income
Net profit for the year	[1]	7,121		8,144
Gains/(losses) recognised in equity on:
Available-for-sale securities			[1]	(32)
Debt securities measured at fair value through other comprehensive income (FVOCI)		(39)	[1]
Cash flow hedging instruments		(121)	[1]	(125)
Share of associates' other comprehensive income			[1]
Transferred to income statement
Available-for-sale securities			[1]	(33)
Debt securities measured at FVOCI		(29)	[1]
Cash flow hedging instruments		128	[1]	160
Foreign currency translation reserve			[1]
Share of associates' other comprehensive income			[1]
Exchange differences on translation of foreign operations (net of associated hedges)		162	[1]	174
Income tax on items taken to or transferred from equity:
Available-for-sale securities reserve			[1]	19
Debt securities measured at FVOCI		18	[1]
Cash flow hedge reserve		(3)	[1]	(10)
Items that will not be reclassified subsequently to profit or loss (net of tax)
Gains/(losses) on equity instruments measured at FVOCI		(2)	[1]
Own credit adjustment on financial liabilities designated at fair value		(10)	[1]	43
Remeasurement of defined benefit obligation recognised in equity		(268)	[1]	47
Other comprehensive income for the period (net of tax)		(164)	[1]	243
Total comprehensive income for the year		6,957	[1]	8,387
Attributable to:
Owners of Westpac Banking Corporation		6,957	[1]	8,387
Non-controlling interests			[1]
Total comprehensive income for the year		$ 6,957	[1]	$ 8,387

[1]	The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.